Summary of significant accounting policies - Summary of scope of consolidation (Details)	12 Months Ended		24 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 MOP (MOP$)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 DKK (kr)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 MXN ($)
Fosun Fashion Group (Cayman) Limited
Scope of consolidation
Company			Fosun Fashion Group (Cayman) Limited
Registered office			Grand Cayman, Cayman Islands
Nominal value of registered capital | €	€ 50,000		€ 50,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion Investment Holdings (HK) Limited
Scope of consolidation
Company			Fosun Fashion Investment Holdings (HK) Limited
Registered office			Hong Kong, P.R.C.
Nominal value of registered capital				$ 100
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion (Shanghai) Consulting Management Co.,Ltd.
Scope of consolidation
Company			Fosun Fashion (Shanghai) Consulting Management Co.,Ltd.
Registered office			Shanghai, P.R.C.
Nominal value of registered capital					$ 4,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
SJK Investment Holdings Limited.
Scope of consolidation
Company			SJK Investment Holdings Limited
Registered office			Grand Cayman, Cayman Islands
Nominal value of registered capital					1,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG Investment (Luxembourg) S. r.l.
Scope of consolidation
Company			FFG Investment (Luxembourg) S.à r.l.
Registered office			The Grand Duchy of Luxembourg
Nominal value of registered capital | €	€ 12,000		€ 12,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion Brand Management Co., Limited
Scope of consolidation
Company			Fosun Fashion Brand Management Co.,Limited
Registered office			Hong Kong, P.R.C.
Nominal value of registered capital				31,878
Proportion of ownership interest in subsidiary	100.00%	100.00%
Luminary Talent Limited
Scope of consolidation
Company			Luminary Talent Limited
Registered office			Hong Kong, P.R.C.
Nominal value of registered capital				1
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG Lily (Luxembourg) S. r.l.
Scope of consolidation
Company			FFG Lily (Luxembourg) S.à r.l.
Registered office			The Grand Duchy of Luxembourg
Nominal value of registered capital | €	€ 12,000		€ 12,000
Proportion of ownership interest in subsidiary		100.00%
FFG Wisdom (Luxembourg) S. r.l.
Scope of consolidation
Company			FFG Wisdom (Luxembourg) S.à r.l.
Registered office			The Grand Duchy of Luxembourg
Nominal value of registered capital | €	€ 12,000		€ 12,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG
Scope of consolidation
Company			Fosun Fashion Brands Management Co.,Limited
Registered office			Shanghai, P.R.C.
Nominal value of registered capital | ¥						¥ 48,805,000
Proportion of ownership interest in subsidiary	80.00%	80.00%
FFG Lucky SAS
Scope of consolidation
Company			FFG Lucky SAS
Registered office			Paris, France
Nominal value of registered capital | €	€ 1		€ 1
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shanghai Fulang Brand Management (Group) Co., Ltd.
Scope of consolidation
Company			Shanghai Fulang Brand Management (Group) Co., Ltd.
Registered office			Shanghai, P.R.C.
Nominal value of registered capital					3,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
LANVIN GROUP S.R.L
Scope of consolidation
Company			LANVIN GROUP S.R.L.
Registered office			Milan, Italy
Nominal value of registered capital | €	€ 10,000		€ 10,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Lanv Fashion Pte. Ltd.
Scope of consolidation
Company			Lanv Fashion Pte. Ltd.
Registered office			Singapore
Nominal value of registered capital							$ 1
Proportion of ownership interest in subsidiary		100.00%
Lanvin Group Fashion (America) Inc.
Scope of consolidation
Company			Lanvin Group Fashion (America) Inc.
Registered office			Newark, U.S.A.
Nominal value of registered capital					20
Proportion of ownership interest in subsidiary	100.00%	100.00%
Lanvin Group Fabric Development Technology (Haining) Co., Ltd.
Scope of consolidation
Company			Lanvin Group Fabric Development Technology (Haining) Co., Ltd.
Registered office			Haining, P.R.C.
Nominal value of registered capital | ¥						¥ 1,000,000
Proportion of ownership interest in subsidiary	60.00%	60.00%
Arpge SAS
Scope of consolidation
Company			Arpège SAS
Registered office			Paris, France
Nominal value of registered capital | €	€ 110,352,772		€ 110,352,772
Proportion of ownership interest in subsidiary	95.27%	95.27%
Wolford AG
Scope of consolidation
Company			Wolford AG
Registered office			Breagaz, Austria
Nominal value of registered capital | €	€ 14,868,447		€ 14,868,447
Proportion of ownership interest in subsidiary	74.65%	61.02%
Raffaele Caruso S.p.A
Scope of consolidation
Company			Raffaele Caruso S.p.A
Registered office			Soragna, Italy
Nominal value of registered capital | €	€ 2,937,145		€ 2,937,145
Proportion of ownership interest in subsidiary	100.00%	100.00%
St. John Knits International, Incorporated
Scope of consolidation
Company			St. John Knits International, Incorporated
Registered office			Delaware, U.S.A.
Nominal value of registered capital					379,547
Proportion of ownership interest in subsidiary	96.95%	96.95%
Sergio Rossi S.p.A
Scope of consolidation
Company			Sergio Rossi S.p.A
Registered office			San Mauro Pascoli, Italy
Nominal value of registered capital | €	€ 44,084,197		€ 44,084,197
Proportion of ownership interest in subsidiary	99.78%	99.09%
JEANNE LANVIN
Scope of consolidation
Company			JEANNE LANVIN
Registered office			Paris, France
Nominal value of registered capital | €	€ 16,297,330		€ 16,297,330
Proportion of ownership interest in subsidiary	95.27%	95.27%
LANVIN MONTE-CARLO
Scope of consolidation
Company			LANVIN MONTE-CARLO
Registered office			Monaco, Monaco
Nominal value of registered capital | €	€ 150,000		€ 150,000
Proportion of ownership interest in subsidiary	95.17%	95.17%
Lanvin Inc.
Scope of consolidation
Company			Lanvin Inc.
Registered office			New York, U.S.A.
Nominal value of registered capital					12,028,400
Proportion of ownership interest in subsidiary	95.27%	95.27%
L3F CROISETTE
Scope of consolidation
Company			L3F CROISETTE
Registered office			Paris, France
Nominal value of registered capital | €	€ 20,000		€ 20,000
Proportion of ownership interest in subsidiary		95.27%
L1 Bal Harbour LLC
Scope of consolidation
Company			L1 Bal Harbour LLC
Registered office			Miami, U.S.A.
Nominal value of registered capital					1,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
L2 Crystals LLC
Scope of consolidation
Company			L2 Crystals LLC
Registered office			Las Vegas, U.S.A.
Nominal value of registered capital					1,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
L3 Madison LLC
Scope of consolidation
Company			L3 Madison LLC
Registered office			New York, U.S.A.
Nominal value of registered capital					1,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
L4 Rodeo Drive LLC
Scope of consolidation
Company			L4 Rodeo Drive LLC
Registered office			Beverly Hills, U.S.A.
Nominal value of registered capital					1,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
L5 US ECOM LLC
Scope of consolidation
Company			L5 US ECOM LLC
Registered office			New York, U.S.A.
Nominal value of registered capital					1,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
L6 MADISON, LLC
Scope of consolidation
Company			L6 MADISON, LLC
Registered office			New York, U.S.A.
Nominal value of registered capital					1,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
L8 South Coast Plaza LLC
Scope of consolidation
Company			L8 South Coast Plaza LLC
Registered office			Costa Mesa, U.S.A.
Nominal value of registered capital					1,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
L1 SPIGA Srl
Scope of consolidation
Company			L1 SPIGA Srl
Registered office			Milan, Italy
Nominal value of registered capital | €	€ 46,587		€ 46,587
Proportion of ownership interest in subsidiary	95.27%	95.27%
L1 Outlet Srl
Scope of consolidation
Company			L1 Outlet Srl
Registered office			San Remo, Italy
Nominal value of registered capital | €	€ 10,000		€ 10,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
LANVIN JAPAN K.K.
Scope of consolidation
Company			LANVIN JAPAN K.K.
Registered office			Tokyo, Japan
Nominal value of registered capital | ¥								¥ 100,000,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
LANVIN ASIA PACIFIC Ltd.
Scope of consolidation
Company			LANVIN ASIA PACIFIC LIMITED
Registered office			Hong Kong, P.R.C.
Nominal value of registered capital				12,000,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
Lans Atelier (SHANGHAI) Trading Co., Ltd.
Scope of consolidation
Company			Lans Atelier (SHANGHAI) Trading Co., Ltd.
Registered office			Shanghai, P.R.C.
Nominal value of registered capital					50,000,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
LANVIN MACAU LIMITED
Scope of consolidation
Company			LANVIN MACAU LIMITED
Registered office			Macao, P.R.C.
Nominal value of registered capital | MOP$									MOP$ 25,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
LANVIN TAIWAN Ltd.
Scope of consolidation
Company			LANVIN TAIWAN Ltd.
Registered office			Taipei, P.R.C.
Nominal value of registered capital										$ 31,000,000
Proportion of ownership interest in subsidiary	95.27%	95.27%
LANVIN LIMITED
Scope of consolidation
Company			LANVIN LIMITED
Registered office			London, U.K.
Nominal value of registered capital | £											£ 1
Proportion of ownership interest in subsidiary	95.27%	95.27%
LANVIN HONG KONG LIMITED
Scope of consolidation
Company			LANVIN HONG KONG LIMITED
Registered office			Hong Kong, P.R.C.
Nominal value of registered capital				1
Proportion of ownership interest in subsidiary	95.27%	95.27%
Wolford proizvodnja in trgovina d.o.o.
Scope of consolidation
Company			Wolford proizvodnja in trgovina d.o.o. (Note 30)
Registered office			Murska Sobota, Slovenia
Nominal value of registered capital | €	€ 500,000		€ 500,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford Deutschland GmbH
Scope of consolidation
Company			Wolford Deutschland GmbH (Note 30)
Registered office			Bielefeld, Germany
Nominal value of registered capital					260,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford (Schweiz) AG
Scope of consolidation
Company			Wolford (Schweiz) AG (Note 30)
Registered office			Chiasso, Switzerland
Nominal value of registered capital | SFr												SFr 200,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford London Ltd.
Scope of consolidation
Company			Wolford London Ltd. (Note 30)
Registered office			Harrow, U.K.
Nominal value of registered capital | £											100,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford Paris S.A.R.L.
Scope of consolidation
Company			Wolford Paris S.A.R.L. (Note 30)
Registered office			Paris, France
Nominal value of registered capital | €	€ 1,525,000		€ 1,525,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford Italia S.r.l.
Scope of consolidation
Company			Wolford Italia S.r.l. (Note 30)
Registered office			Milan, Italy
Nominal value of registered capital | €	€ 500,000		€ 500,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford Espaa S.L.
Scope of consolidation
Company			Wolford España S.L. (Note 30)
Registered office			Madrid, Spain
Nominal value of registered capital | €	€ 60,000		€ 60,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford Scandinavia ApS
Scope of consolidation
Company			Wolford Scandinavia ApS (Note 30)
Registered office			Kopenhagen, Danmark
Nominal value of registered capital | kr													kr 800,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford America, Inc.
Scope of consolidation
Company			Wolford America, Inc. (Note 30)
Registered office			New York, U.S.A.
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford Nederland B.V.
Scope of consolidation
Company			Wolford Nederland B.V. (Note 30)
Registered office			Amsterdam,Netherlands
Nominal value of registered capital | €	€ 50,000		€ 50,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford Canada Inc.
Scope of consolidation
Company			Wolford Canada Inc. (Note 30)
Registered office			Toronto,Canada
Nominal value of registered capital														$ 100
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford Asia Limited
Scope of consolidation
Company			Wolford Asia Limited (Note 30)
Registered office			Hong Kong,P.R.C.
Nominal value of registered capital				2,850,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford Belgium N.V.
Scope of consolidation
Company			Wolford Belgium N.V. (Note 30)
Registered office			Antwerpen,Belgium
Nominal value of registered capital | €	€ 124,000		€ 124,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford (Shanghai) Trading Co.,Ltd.
Scope of consolidation
Company			Wolford (Shanghai) Trading Co.,Ltd. (Note 30)
Registered office			Shanghai,P.R.C.
Nominal value of registered capital | €	€ 3,000,000		€ 3,000,000
Proportion of ownership interest in subsidiary	74.65%	61.02%
Wolford Berangere
Scope of consolidation
Company			Wolford Berangere (Note 30)
Registered office			Paris,France
Nominal value of registered capital | €	€ 7,622		€ 7,622
Proportion of ownership interest in subsidiary	74.65%	61.02%
St. John Knits, Inc.
Scope of consolidation
Company			St.John Knits,Inc.
Registered office			California,U.S.A.
Nominal value of registered capital					379,547.46
Proportion of ownership interest in subsidiary	96.95%	96.95%
ST. JOHN ASIA LIMITED
Scope of consolidation
Company			ST.JOHN ASIA LIMITED
Registered office			Hong Kong,P.R.C.
Nominal value of registered capital				1,000,000
Proportion of ownership interest in subsidiary	96.95%	96.95%
St. John Canada Corporation
Scope of consolidation
Company			St.John Canada Corporation
Registered office			Nova Scotia,Canada
Proportion of ownership interest in subsidiary	96.95%	96.95%
St. John China Limited
Scope of consolidation
Company			St.John China Limited
Registered office			Hong Kong,P.R.C.
Nominal value of registered capital				100
Proportion of ownership interest in subsidiary	96.95%	96.95%
St. John China Holdings Limited
Scope of consolidation
Company			St.John China Holdings Limited
Registered office			Hong Kong,P.R.C.
Nominal value of registered capital					35,000,000
Proportion of ownership interest in subsidiary	77.56%	77.56%
St.John (Shanghai) Trading Co.,Ltd.
Scope of consolidation
Company			St.John (Shanghai) Trading Co.,Ltd.
Registered office			Shanghai,P.R.C.
Nominal value of registered capital					7,000,000
Proportion of ownership interest in subsidiary	96.95%	96.95%
St. John de Mexico S.A. de C.V.
Scope of consolidation
Company			St.John de Mexico S.A.de C.V.
Registered office			Tijuana Baja,Mexico
Nominal value of registered capital															$ 50,000
Proportion of ownership interest in subsidiary	96.95%	96.95%
Sergio Rossi Retail s.r.l.
Scope of consolidation
Company			Sergio Rossi Retail s.r.l.
Registered office			San Mauro Pascoli,Italy
Nominal value of registered capital | €	€ 30,000		€ 30,000
Proportion of ownership interest in subsidiary	99.78%	99.09%
Sergio Rossi USA Inc.
Scope of consolidation
Company			Sergio Rossi USA Inc.
Registered office			New York,U.S.A.
Nominal value of registered capital					$ 150,000
Proportion of ownership interest in subsidiary	99.78%	99.09%
Sergio Rossi UK Limited
Scope of consolidation
Company			Sergio Rossi UK Limited
Registered office			London,U.K.
Nominal value of registered capital | £											£ 2,350,000
Proportion of ownership interest in subsidiary	99.78%	99.09%
Sergio Rossi Japan Limited
Scope of consolidation
Company			Sergio Rossi Japan Limited
Registered office			Tokyo,Japan
Nominal value of registered capital | ¥								¥ 100,000,000
Proportion of ownership interest in subsidiary	99.78%	99.09%
Sergio Rossi Hong Kong Limited
Scope of consolidation
Company			Sergio Rossi Hong Kong Limited
Registered office			Hong Kong,P.R.C.
Nominal value of registered capital				$ 99,582,000
Proportion of ownership interest in subsidiary	99.78%	99.09%
Sergio Rossi Shanghai Trading Limited
Scope of consolidation
Company			Sergio Rossi Shanghai Trading Limited
Registered office			Shanghai,P.R.C.
Nominal value of registered capital | €	€ 11,000,000		€ 11,000,000
Proportion of ownership interest in subsidiary	98.89%	99.09%
Sergio Rossi Deutschland GmbH
Scope of consolidation
Company			Sergio Rossi Deutschland GmbH
Registered office			München,Germany
Nominal value of registered capital | €	€ 25,000		€ 25,000
Proportion of ownership interest in subsidiary	99.78%	99.09%
FAM Industrial S.r.l.
Scope of consolidation
Company	FAM Industrial S.r.l. (Note 12)	FAM Industrial S.r.l. (Note 12)
Registered office	San Mauro Pascoli, Italy	San Mauro Pascoli, Italy
Nominal value of registered capital | €	€ 44,084,196.5	€ 44,084,196.5	€ 44,084,196.5
Proportion of ownership interest in subsidiary	99.78%